Joint arrangements and associates - Joint ventures and other equity accounted investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Net investment beginning	$ 2,686	$ 2,270
Net income/(loss) from equity accounted investments	620	259	$ 53
Impairment	(832)	0
Acqusitions and increase in paid in capital	337	475
Dividends and other distributions	(210)	(230)
Other comprehensive income / (loss)	384	(58)
Divestments, derecognition and decrease in paid in capital	(22)	(31)
Other	(205)	1
Net investment ending	2,758	2,686	2,270
Equity accounted investments	2,758	$ 2,686	$ 2,262
Other equity accounted investments [Member]
Disclosure of associates [line items]
Net investment ending	600
Several investments [Member] | Maximum [member]
Disclosure of associates [line items]
Equity accounted investments	$ 600